Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Mar. 31, 2025
Concentrations of Credit Risk and Major Customers and Suppliers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS
17.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

The Group’s financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and accounts receivables.

The Group’s cash and cash equivalents are high-quality deposits placed with authorized banking institutions. This investment policy limits the Group’s exposure to concentrations of credit risk.

Accounts receivable from the four customers with the largest receivable balances or customers that individually comprised 10% or more of receivable balance as of March 31, 2024 and 2025 are as follows:

	Percentage of
	accounts receivable
	2024	2025
	%	%

Customer D	10.7	32.9
Customer C (note f)	21.8	25.4
Customer B (note e)	22.1	21.5
Customer A.	28.4	***
Four largest receivable balances	83.0	79.8

A substantial percentage of the Group’s sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total revenue from contracts with customers in any of the years ended March 31, 2023, 2024 and 2025 are as follows:

	Year ended March 31,
	2023	2024	2025
	%	%	%

Customer C (note b, note f)	33.0	34.4	41.2
Customer B (note a, note e)	35.3	24.0	31.9
Customer D (note a)	16.5	11.2	15.4
Customer E (note a)	11.9	10.7	***
Customer A (note c, note d)	***	12.9	***
	96.7	93.2	88.5

Notes:

(a)	Sales to these customers were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer was reported in the Metal Stamping operating segment.
(c)	Sub-contracting income received was reported in Electric OEM operating segment.
(d)	Customer A is the same entity as Supplier E below.
(e)	Customer B is the same entity as Supplier D below.
(f)	Customer C is the same entity as Supplier A below.
***	Represented not reaching 10% threshold in the respective years.

Accounts payable to suppliers that individually comprised 10% or more of accounts payable balance as of March 31, 2024 and 2025 are as follows:

	Percentage of
	accounts payable
	2024	2025
	%	%
Supplier A (note i)	10.9	19.7
Supplier E (note h)	11.5	15.5
Supplier F	11.0	***
Supplier D (note g)	24.2	***
Supplier B	***	***
	57.6	35.2

Suppliers accounting for 10% or more of net purchases for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Year ended March 31,
	2023	2024	2025
	%	%	%

Supplier A (note i)	***	10.7	19.3
Supplier C	11.3	***	16.2
Supplier B	10.3	***	***
	21.6	10.7	35.5

Notes:

(a)	Supplier D is the same entity as Customer B above.

(b)	Supplier E is the same entity as Customer A above.

(c)	Supplier A is the same entity as Customer C above.

***	Represented not reaching 10% threshold in the respective years